Tax Receivable	6 Months Ended
Jun. 30, 2024
Tax Receivable [Abstract]
Tax receivable
10.	Tax receivable

As of June 30, 2024, tax receivable amounted to €1.8 million compared to €3.8 million as of December 31, 2023. The decrease is mainly attributable to VAT refunds for Q2 2023 and Q3 2023 received during the six months ended June 30, 2024.